Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
21.	Income Taxes

Teekay and a majority of its subsidiaries are not subject to income tax in the jurisdictions in which they are incorporated because they do not conduct business or operate in those jurisdictions. However, among others, the Company’s U.K. and Norwegian subsidiaries are subject to income taxes.

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2014	2013
	$	$
Deferred tax assets:
Vessels and equipment	43,268	73,750
Tax losses carried forward(1)	360,547	427,656
Other	28,973	32,012

Total deferred tax assets	432,788	533,418

Deferred tax liabilities:
Vessels and equipment	12,514	19,555
Long-term debt	2,295	22,008
Other	19,954	30,519

Total deferred tax liabilities	34,763	72,082
Net deferred tax assets	398,025	461,336
Valuation allowance	(385,431)	(442,504)

Net deferred tax assets	12,594	18,832

Net deferred tax assets are presented in other non-current assets in the accompanying consolidated balance sheets.

(1)

Substantially all of the Company’s net operating loss carryforwards of $1.46 billion relate primarily to its Norwegian, U.K., and Spanish subsidiaries and, to a lesser extent, to its Australian ship-owning subsidiaries. These net operating loss carryforwards are available to offset future taxable income in the respective jurisdictions, and can be carried forward indefinitely. The Company also has $47.0 million in disallowed finance costs that relate to its Spanish subsidiaries and are available to offset future finance costs and can be carried forward for 18 years.

The components of the provision for income taxes are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Current	(6,460)	2,742	9,167
Deferred	(3,713)	(5,614)	5,239

Income tax (expense) recovery	(10,173)	(2,872)	14,406

The Company operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended	Year Ended	Year Ended
	December 31, 2014	December 31, 2013	December 31, 2012
	$	$	$
Net loss before taxes	134,175	38,352	(325,522)
Net loss not subject to taxes	(80,454)	(267,665)	(129,307)

Net (loss) income subject to taxes	214,629	306,017	(196,215)

At applicable statutory tax rates	39,382	12,719	(15,808)
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	(28,027)	(8,173)	(2,817)
Other	(1,182)	(1,674)	4,219

Tax expense (recovery) related to the current year	10,173	2,872	(14,406)

The following is a roll-forward of the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2012 to December 31, 2014:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Balance of unrecognized tax benefits as at January 1	20,304	29,364	39,804
Increases for positions related to the current year	3,643	1,141	4,560
Changes for positions taken in prior years	1,015	(1,284)	(5,085)
Decreases related to statute of limitations	(4,627)	(8,917)	(9,915)

Balance of unrecognized tax benefits as at December 31	20,335	20,304	29,364

The majority of the net decrease for positions for the year ended December 31, 2014 relates to a potential tax on freight income becoming statute barred.

The Company does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2010 through 2014 remain open to examination by some of the major jurisdictions in which the Company is subject to tax.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The interest and penalties on unrecognized tax benefits are included in the roll-forward schedule above and are approximately a reduction of $1.6 million in 2014, net of statute barred liabilities, and $7.2 million in 2013 and $0.8 million in 2012.